Acquisitions - Additional Information (Detail) AUD / shares in Units, $ / shares in Units, $ in Thousands, € in Millions, AUD in Millions			1 Months Ended		3 Months Ended	12 Months Ended
		Mar. 08, 2013 USD ($) shares	Nov. 30, 2014 USD ($)	Nov. 30, 2014 AUD AUD / shares	Mar. 31, 2014 shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 13, 2014 USD ($) $ / shares	Mar. 08, 2013 EUR (€)
Business Acquisition [Line Items]
Goodwill						$ 3,955,901	$ 3,663,674	$ 3,015,670
Business acquisitions, equity interest to fair value gain						2,783
Business acquisition, cash paid to settle portion of employee compensation plan							9,829
Business acquisition, amount expensed at acquisition	[1]						66,472
Stock-based compensation						85,011	130,173	$ 64,596
Wotif Group
Business Acquisition [Line Items]
Business acquisition, total cash paid				AUD 703					$ 612,000
Business acquisitions, price per share | (per share)				AUD 3.30					$ 2.87
Special dividend distributed | AUD				AUD 51
Aggregate purchase consideration			$ 568,000	AUD 652		568,000
Goodwill						350,093
Acquisition-related costs						7,000
Business acquisition, net assets (liabilities) acquired	[2]					(43,429)
Business acquisition, deferred tax liabilities acquired						$ 2,908
Weighted average life of acquired intangible assets						7 years 9 months 18 days
Acquisitions During Period
Business Acquisition [Line Items]
Aggregate purchase consideration						$ 85,000
Goodwill						70,000
Business acquisition, cash consideration paid to shareholders						77,000
Business acquisition, net assets (liabilities) acquired						(19,000)
Business acquisition, cash acquired						48,000
Business acquisition, deferred tax liabilities acquired						17,000
Intangible assets with definite lives						$ 51,000
Weighted average life of acquired intangible assets						6 years 1 month 6 days
Business acquisitions, equity interest						$ 7,000
Business acquisitions, equity interest to fair value gain						$ 2,783
Trivago
Business Acquisition [Line Items]
Business acquisition, total cash paid		$ 564,000								€ 434
Aggregate purchase consideration							570,000
Goodwill							633,436
Business acquisition, cash consideration paid to shareholders		554,000
Business acquisition, net assets (liabilities) acquired	[3]						19,064
Business acquisition, deferred tax liabilities acquired							$ 111,379
Weighted average life of acquired intangible assets							3 years 8 months 12 days
Percentage of equity position acquired							63.00%
Percentage of fully diluted basis acquired							61.60%
Business acquisition, cash paid to settle portion of employee compensation plan		$ 9,829
Business acquisition, common stock consideration | €										€ 43
Business acquisition, common stock consideration, shares | shares		875,200
Business acquisition, fair value of replaced employee stock-based awards of acquiree		$ 15,000
Business acquisition, increment of shares issued during the period | shares					175,040
Business acquisition, amount expensed at acquisition							$ 66,472
Stock-based compensation							$ 56,643
Percentage of noncontrolling interest							37.00%
Fair value of noncontrolling interest		$ 343,984					$ 343,984
Revenue related to acquisition as percentage of consolidated revenue							4.00%
During the first quarter of 2016 | Maximum
Business Acquisition [Line Items]
Minority shareholders right to sell on remaining shares of trivago							50.00%
During the first quarter of 2018 | Maximum
Business Acquisition [Line Items]
Minority shareholders right to sell on remaining shares of trivago							100.00%

[1]	Includes stock-based compensation as follows: Cost of revenue $ 3,921 $ 3,752 $ 3,296 Selling and marketing 18,067 16,190 13,474 Technology and content 22,100 20,465 16,073 General and administrative 40,923 33,123 31,753 Acquisition-related and other - 56,643 -
[2]	Includes cash acquired of $36 million.
[3]	Includes cash acquired of $13 million.